Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserve For Warrants [Member]	Accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Aug. 31, 2020	$ 135,100	$ 2,748	$ 728	$ (113,453)	$ 25,123	$ (254)	$ 24,869
Balance, number (in shares) at Aug. 31, 2020	199,975,122
IfrsStatementLineItems [Line Items]
Issued for settlement of convertible debentures	$ 1,058				1,058		1,058
Issued for settlement of convertible debentures (In Shares)	1,832,418
Net loss for the period				(1,115)	(1,115)	(520)	(1,635)
Ending balance, value at Nov. 30, 2020	$ 136,158	2,748	728	(114,568)	25,066	(774)	24,292
Balance, number (in shares) at Nov. 30, 2020	201,807,540
IfrsStatementLineItems [Line Items]
Issued for cash, net of share issue costs	$ 23,226				23,226		23,226
Issued for cash, net of share issue costs (In Shares)	38,477,666
Warrants issued (Note 13)	$ (8,710)		878		(7,832)		(7,832)
Share based compensation - common shares		2,933			2,933		2,933
Issued for settlement of convertible debentures	$ 5,957				5,957		5,957
Issued for settlement of convertible debentures (In Shares)	10,318,029
Shares issued for settlement of debts related to convertible and gold loans	$ 1,497				1,497		1,497
Shares issued for settlement of debts related to convertible and gold loans (In Shares)	4,266,321
Options exercised (Note 13)
Options exercised (Note 13) (In Shares)	1,000
Transfer of reserve on exercise of options	$ 1	(1)
Net loss for the period				(2,889)	(2,889)	(759)	(3,648)
Ending balance, value at Aug. 31, 2021	$ 158,129	5,680	1,606	(117,457)	47,958	(1,533)	46,425
Balance, number (in shares) at Aug. 31, 2021	254,870,556
IfrsStatementLineItems [Line Items]
Shares issued for settlement of debts	$ 98				98		98
Shares issued for settlement of debts (In Shares)	165,889
Share based compensation - common shares		980			980		980
Net loss for the period				(2,022)	(2,022)	(136)	(2,158)
Ending balance, value at Nov. 30, 2021	$ 158,227	$ 6,660	$ 1,606	$ (119,479)	$ 47,014	$ (1,669)	$ 45,345
Balance, number (in shares) at Nov. 30, 2021	255,036,445